UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4861

Fidelity Garrison Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1.

Reports to Stockholders

Fidelity® VIP Investment Grade Central Fund Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of June 30, 2016
U.S. Government and U.S. Government Agency Obligations	44.5%
AAA	3.0%
AA	2.8%
A	8.4%
BBB	32.3%
BB and Below	10.7%
Not Rated	0.1%
Short-Term Investments and Net Other Assets*	(1.8)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of December 31, 2015
U.S. Government and U.S. Government Agency Obligations	33.8%
AAA	3.4%
AA	4.2%
A	12.2%
BBB	36.8%
BB and Below	7.2%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of June 30, 2016*,**
Corporate Bonds	46.1%
U.S. Government and U.S. Government Agency Obligations	44.5%
Asset-Backed Securities	1.1%
CMOs and Other Mortgage Related Securities	5.3%
Municipal Bonds	3.3%
Other Investments	1.5%
Short-Term Investments and Net Other Assets (Liabilities)***	(1.8)%

 * Futures and Swaps - 0.0%

 ** Foreign investments - 11.8%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of December 31, 2015 *,**
Corporate Bonds	49.7%
U.S. Government and U.S. Government Agency Obligations	33.8%
Asset-Backed Securities	1.1%
CMOs and Other Mortgage Related Securities	7.0%
Municipal Bonds	4.5%
Other Investments	1.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 13.6%

 ** Futures and Swaps - 0.0%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments June 30, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 46.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.7%
Automobiles - 1.3%
Daimler Finance North America LLC 1.45% 8/1/16 (a)	$2,724,000	$2,725,144
General Motors Co.:
3.5% 10/2/18	3,528,000	3,632,341
5.2% 4/1/45	1,863,000	1,846,891
6.25% 10/2/43	599,000	665,792
6.6% 4/1/36	2,299,000	2,637,567
6.75% 4/1/46	3,855,000	4,575,573
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,120,000	1,130,364
3.2% 7/13/20	10,000,000	10,131,610
3.25% 5/15/18	1,860,000	1,898,554
3.5% 7/10/19	4,187,000	4,332,477
4.2% 3/1/21	5,411,000	5,661,291
4.25% 5/15/23	2,080,000	2,139,355
4.375% 9/25/21	15,702,000	16,571,388
4.75% 8/15/17	1,940,000	2,001,781
		59,950,128
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	416,000	430,811
4.25% 6/15/23	2,932,000	3,256,115
		3,686,926
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	910,000	950,136
3.7% 1/30/26	2,400,000	2,594,371
4.7% 12/9/35	1,239,000	1,398,417
4.875% 12/9/45	1,944,000	2,266,696
		7,209,620
Media - 2.2%
21st Century Fox America, Inc.:
6.15% 2/15/41	3,454,000	4,317,921
7.75% 12/1/45	3,169,000	4,631,883
AOL Time Warner, Inc.:
2.95% 7/15/26	12,000,000	12,097,008
7.625% 4/15/31	1,625,000	2,230,293
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	5,742,000	6,182,256
4.908% 7/23/25 (a)	3,860,000	4,207,002
6.484% 10/23/45 (a)	1,317,000	1,573,483
Discovery Communications LLC:
3.25% 4/1/23	604,000	594,821
6.35% 6/1/40	2,421,000	2,498,034
Thomson Reuters Corp.:
1.3% 2/23/17	1,374,000	1,374,235
3.85% 9/29/24	3,379,000	3,602,504
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,821,803
4.5% 9/15/42	1,053,000	982,017
5.5% 9/1/41	1,700,000	1,784,337
5.85% 5/1/17	1,239,000	1,282,592
5.875% 11/15/40	1,500,000	1,634,405
6.55% 5/1/37	18,635,000	21,742,945
6.75% 7/1/18	4,425,000	4,854,446
7.3% 7/1/38	3,781,000	4,737,173
8.25% 4/1/19	7,716,000	8,959,827
Time Warner, Inc. 6.5% 11/15/36	2,337,000	2,965,214
Viacom, Inc.:
2.5% 9/1/18	546,000	553,586
3.5% 4/1/17	1,312,000	1,330,661
		101,958,446

TOTAL CONSUMER DISCRETIONARY		172,805,120

CONSUMER STAPLES - 2.1%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	9,870,000	10,227,876
3.3% 2/1/23	10,630,000	11,183,568
4.7% 2/1/36	10,065,000	11,323,759
4.9% 2/1/46	11,511,000	13,483,617
		46,218,820
Food & Staples Retailing - 0.2%
CVS Health Corp. 3.5% 7/20/22	2,525,000	2,718,988
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	2,460,000	2,541,960
3.3% 11/18/21	2,918,000	3,060,285
		8,321,233
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	1,554,000	1,566,283
Tobacco - 0.9%
Altria Group, Inc. 4% 1/31/24	2,227,000	2,492,478
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	5,070,291
4.25% 7/21/25 (a)	4,804,000	5,202,910
Reynolds American, Inc.:
2.3% 6/12/18	2,110,000	2,144,144
3.25% 6/12/20	939,000	992,688
4% 6/12/22	3,228,000	3,508,597
4.45% 6/12/25	2,341,000	2,615,632
5.7% 8/15/35	1,215,000	1,479,514
5.85% 8/15/45	9,320,000	11,916,347
6.15% 9/15/43	4,000,000	5,228,088
7.25% 6/15/37	2,962,000	4,028,018
		44,678,707

TOTAL CONSUMER STAPLES		100,785,043

ENERGY - 7.8%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (a)	3,739,000	3,495,965
5.35% 3/15/20 (a)	3,724,000	3,649,520
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,517,000	1,606,670
Halliburton Co.:
3.8% 11/15/25	2,467,000	2,564,395
4.85% 11/15/35	2,154,000	2,333,717
5% 11/15/45	2,951,000	3,217,207
Noble Holding International Ltd.:
5% 3/16/18 (b)	342,000	336,870
6.95% 4/1/25 (b)	2,180,000	1,738,550
7.95% 4/1/45	2,104,000	1,478,060
Transocean, Inc. 5.55% 12/15/16 (b)	2,488,000	2,512,880
		22,933,834
Oil, Gas & Consumable Fuels - 7.3%
Anadarko Finance Co. 7.5% 5/1/31	2,626,000	3,145,888
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,620,000	1,718,365
5.55% 3/15/26	3,337,000	3,686,724
6.375% 9/15/17	991,000	1,043,087
6.6% 3/15/46	4,530,000	5,473,332
BP Capital Markets PLC:
4.5% 10/1/20	1,811,000	2,006,787
4.742% 3/11/21	3,000,000	3,370,164
Canadian Natural Resources Ltd.:
1.75% 1/15/18	1,762,000	1,745,170
3.8% 4/15/24	6,783,000	6,696,456
Cenovus Energy, Inc. 5.7% 10/15/19	3,719,000	3,933,627
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	894,000	896,882
3.3% 6/1/20	4,379,000	4,527,904
4.5% 6/1/25	1,336,000	1,436,750
ConocoPhillips Co. 5.75% 2/1/19	3,900,000	4,290,632
DCP Midstream Operating LP:
2.5% 12/1/17	1,990,000	1,945,225
2.7% 4/1/19	4,300,000	4,120,294
3.875% 3/15/23	1,771,000	1,611,610
5.6% 4/1/44	1,227,000	1,049,085
Duke Energy Field Services 6.45% 11/3/36 (a)	2,477,000	2,167,375
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,427,726
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,660,732
Enable Midstream Partners LP:
2.4% 5/15/19	1,253,000	1,176,554
3.9% 5/15/24	1,322,000	1,178,825
Enbridge Energy Partners LP:
4.2% 9/15/21	4,399,000	4,511,870
4.375% 10/15/20	3,093,000	3,174,634
EnLink Midstream Partners LP 2.7% 4/1/19	6,288,000	6,111,471
Enterprise Products Operating LP:
1.65% 5/7/18	1,969,000	1,973,674
2.55% 10/15/19	863,000	886,815
3.7% 2/15/26	4,800,000	5,025,792
3.75% 2/15/25	2,900,000	3,026,031
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	409,000	408,824
3.45% 2/15/23	4,918,000	4,783,021
3.95% 9/1/22	3,454,000	3,515,619
4.25% 9/1/24	813,000	823,536
6.55% 9/15/40	460,000	479,837
Kinder Morgan, Inc. 3.05% 12/1/19	1,197,000	1,209,501
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,418,656
Motiva Enterprises LLC 5.75% 1/15/20 (a)	1,496,000	1,636,798
MPLX LP 4% 2/15/25	683,000	620,687
Nakilat, Inc. 6.067% 12/31/33 (a)	1,808,000	2,020,440
Petro-Canada 6.05% 5/15/18	1,480,000	1,591,699
Petrobras Global Finance BV:
3% 1/15/19	417,000	386,351
4.375% 5/20/23	7,020,000	5,701,644
4.875% 3/17/20	21,747,000	20,387,813
5.625% 5/20/43	6,681,000	4,743,510
7.25% 3/17/44	24,245,000	19,880,900
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	17,294,000	15,840,439
5.75% 1/20/20	6,461,000	6,241,972
7.875% 3/15/19	4,277,000	4,416,003
Petroleos Mexicanos:
3.125% 1/23/19	642,000	640,395
3.5% 7/18/18	5,440,000	5,475,360
3.5% 7/23/20	32,555,000	32,526,026
3.5% 1/30/23	3,410,000	3,210,856
4.5% 1/23/26	6,809,000	6,552,982
4.875% 1/24/22	3,398,000	3,474,081
4.875% 1/18/24	4,539,000	4,601,638
5.5% 1/21/21	3,601,000	3,813,099
5.5% 6/27/44	7,799,000	7,046,786
5.625% 1/23/46	8,402,000	7,658,423
6% 3/5/20	1,625,000	1,748,500
6.375% 1/23/45	4,048,000	4,068,240
6.5% 6/2/41	7,675,000	7,770,938
8% 5/3/19	2,537,000	2,826,370
Phillips 66 Co. 4.3% 4/1/22	3,770,000	4,118,077
Phillips 66 Partners LP 2.646% 2/15/20	375,000	377,082
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	1,784,000	1,749,753
6.125% 1/15/17	1,250,000	1,281,419
Shell International Finance BV 4.375% 5/11/45	10,660,000	11,557,551
Southwestern Energy Co.:
3.3% 1/23/18	1,762,000	1,800,764
4.05% 1/23/20	3,196,000	3,140,070
4.95% 1/23/25	2,509,000	2,402,368
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,805,955
Spectra Energy Partners LP 2.95% 9/25/18	733,000	747,057
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,044,521
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	1,069,080
4.55% 6/24/24	13,337,000	12,250,035
Western Gas Partners LP:
4.65% 7/1/26 (c)	1,132,000	1,129,691
5.375% 6/1/21	4,325,000	4,560,483
Williams Partners LP:
3.6% 3/15/22	3,522,000	3,334,513
3.9% 1/15/25	1,216,000	1,105,777
4% 11/15/21	1,605,000	1,565,653
4.3% 3/4/24	5,449,000	5,128,234
4.5% 11/15/23	1,751,000	1,679,992
		346,388,500

TOTAL ENERGY		369,322,334

FINANCIALS - 23.6%
Banks - 10.6%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (a)	4,235,000	4,232,883
4% 4/14/19 (a)	5,277,000	5,208,399
5.5% 7/12/20 (a)	28,200,000	29,046,000
5.75% 9/26/23 (a)	3,877,000	3,971,987
6.5% 6/10/19 (a)	1,340,000	1,413,700
Bank of America Corp.:
2.25% 4/21/20	3,337,000	3,355,947
2.6% 1/15/19	7,155,000	7,321,490
3.875% 8/1/25	2,860,000	3,044,035
3.95% 4/21/25	6,646,000	6,757,294
4% 1/22/25	1,403,000	1,431,526
4.2% 8/26/24	6,867,000	7,101,645
4.25% 10/22/26	4,261,000	4,421,371
4.45% 3/3/26	5,024,000	5,257,405
5.75% 12/1/17	12,290,000	13,008,252
5.875% 1/5/21	1,785,000	2,047,895
Barclays PLC:
2% 3/16/18	17,646,000	17,510,108
2.75% 11/8/19	3,581,000	3,555,729
3.25% 1/12/21	4,610,000	4,593,851
4.375% 1/12/26	6,221,000	6,281,344
Capital One NA 2.95% 7/23/21	5,645,000	5,801,525
Citigroup, Inc.:
1.8% 2/5/18	68,000,000	68,299,812
1.85% 11/24/17	8,579,000	8,626,408
2.15% 7/30/18	9,998,000	10,119,866
3.875% 3/26/25	9,500,000	9,600,529
4.05% 7/30/22	1,800,000	1,902,740
4.3% 11/20/26	9,000,000	9,277,254
5.5% 9/13/25	1,663,000	1,864,991
Citizens Bank NA 2.55% 5/13/21	1,560,000	1,575,232
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	4,857,000	5,060,159
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	4,667,000	4,608,126
3.75% 3/26/25	4,660,000	4,563,128
3.8% 9/15/22	7,240,000	7,272,254
3.8% 6/9/23 (a)	8,582,000	8,564,982
Discover Bank:
4.2% 8/8/23	2,849,000	3,012,607
7% 4/15/20	2,309,000	2,629,937
Fifth Third Bancorp:
2.875% 7/27/20	3,000,000	3,126,480
4.5% 6/1/18	1,179,000	1,240,943
8.25% 3/1/38	4,319,000	6,459,315
HBOS PLC 6.75% 5/21/18 (a)	2,600,000	2,788,768
HSBC Holdings PLC 4.25% 3/14/24	2,200,000	2,227,993
HSBC U.S.A., Inc. 1.625% 1/16/18	3,721,000	3,714,369
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,178,207
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	3,027,000	2,782,004
5.71% 1/15/26 (a)	6,992,000	6,632,255
JPMorgan Chase & Co.:
2.75% 6/23/20	5,755,000	5,930,660
3.875% 9/10/24	48,329,000	50,002,875
4.125% 12/15/26	22,108,000	23,436,470
MUFG Americas Holdings Corp. 2.25% 2/10/20	4,493,000	4,525,808
PNC Bank NA 2.3% 6/1/20	1,450,000	1,485,473
Rabobank Nederland 4.375% 8/4/25	7,451,000	7,786,481
Regions Bank 6.45% 6/26/37	7,720,000	9,217,441
Regions Financial Corp.:
2% 5/15/18	4,497,000	4,504,861
3.2% 2/8/21	2,833,000	2,916,293
Royal Bank of Canada 4.65% 1/27/26	5,314,000	5,688,515
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	42,740,000	41,692,870
6% 12/19/23	8,517,000	8,657,675
6.1% 6/10/23	11,522,000	11,788,193
6.125% 12/15/22	8,239,000	8,641,417
		498,765,777
Capital Markets - 5.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,125,000	5,122,110
4.25% 2/15/24	4,287,000	4,539,702
Credit Suisse AG 6% 2/15/18	6,486,000	6,852,323
Deutsche Bank AG 4.5% 4/1/25	10,381,000	9,599,840
Deutsche Bank AG London Branch:
1.875% 2/13/18	24,542,000	24,388,343
2.85% 5/10/19	9,310,000	9,319,012
Goldman Sachs Group, Inc.:
1.748% 9/15/17	13,467,000	13,502,445
2.55% 10/23/19	59,670,000	61,051,659
2.625% 1/31/19	16,652,000	17,042,789
2.9% 7/19/18	6,251,000	6,414,589
5.25% 7/27/21	1,125,000	1,271,055
5.625% 1/15/17	3,000,000	3,066,156
5.95% 1/18/18	755,000	804,292
6.15% 4/1/18	5,954,000	6,418,108
Lazard Group LLC:
4.25% 11/14/20	3,307,000	3,520,338
6.85% 6/15/17	689,000	720,533
Morgan Stanley:
1.875% 1/5/18	4,357,000	4,382,061
2.125% 4/25/18	4,257,000	4,301,554
2.65% 1/27/20	15,070,000	15,319,740
4.875% 11/1/22	7,751,000	8,488,864
5% 11/24/25	1,047,000	1,145,993
5.75% 1/25/21	3,512,000	4,004,579
6.625% 4/1/18	10,165,000	11,020,436
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	5,015,260
UBS AG Stamford Branch:
1.375% 6/1/17	3,574,000	3,579,429
2.35% 3/26/20	1,450,000	1,485,364
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	5,261,000	5,463,706
		237,840,280
Consumer Finance - 0.9%
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,119,289
3.95% 11/6/24	2,847,000	2,919,268
Ford Motor Credit Co. LLC:
2.24% 6/15/18	5,000,000	5,049,200
2.875% 10/1/18	4,500,000	4,616,685
Hyundai Capital America:
1.45% 2/6/17 (a)	5,241,000	5,247,258
1.875% 8/9/16 (a)	1,083,000	1,083,563
2% 3/19/18 (a)	6,308,000	6,347,551
2.125% 10/2/17 (a)	4,770,000	4,800,356
2.875% 8/9/18 (a)	1,921,000	1,968,493
Synchrony Financial:
1.875% 8/15/17	994,000	995,558
3% 8/15/19	1,459,000	1,487,789
3.75% 8/15/21	2,203,000	2,282,416
4.25% 8/15/24	2,218,000	2,296,446
		44,213,872
Diversified Financial Services - 0.2%
Brixmor Operating Partnership LP:
3.875% 8/15/22	3,297,000	3,387,684
4.125% 6/15/26	2,032,000	2,086,407
IntercontinentalExchange, Inc.:
2.75% 12/1/20	1,628,000	1,710,472
3.75% 12/1/25	2,910,000	3,154,627
		10,339,190
Insurance - 2.1%
ACE INA Holdings, Inc. 2.875% 11/3/22	2,975,000	3,112,386
AIA Group Ltd. 2.25% 3/11/19 (a)	913,000	924,716
American International Group, Inc.:
3.3% 3/1/21	2,355,000	2,454,984
3.75% 7/10/25	8,311,000	8,474,619
4.875% 6/1/22	3,597,000	4,007,087
Aon Corp. 5% 9/30/20	1,402,000	1,566,026
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,110,000	4,437,435
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	4,093,000	4,520,035
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,526,336
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	5,285,000	5,054,822
MetLife, Inc.:
1.903% 12/15/17 (b)	886,000	894,025
4.368% 9/15/23	3,574,000	3,958,212
4.75% 2/8/21	1,477,000	1,649,488
Metropolitan Life Global Funding I 3% 1/10/23 (a)	2,636,000	2,703,484
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	2,297,000	3,484,485
Pacific LifeCorp:
5.125% 1/30/43 (a)	5,252,000	5,753,965
6% 2/10/20 (a)	5,271,000	5,893,458
Prudential Financial, Inc.:
2.3% 8/15/18	599,000	611,326
4.5% 11/16/21	2,157,000	2,422,958
6.2% 11/15/40	1,297,000	1,597,372
7.375% 6/15/19	1,250,000	1,450,199
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	5,347,000	5,940,603
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,222,000	1,251,888
4.125% 11/1/24 (a)	1,771,000	1,861,261
Unum Group:
3.875% 11/5/25	4,860,000	4,951,436
4% 3/15/24	5,930,000	6,125,310
5.625% 9/15/20	2,889,000	3,243,856
5.75% 8/15/42	7,278,000	8,040,683
		98,912,455
Real Estate Investment Trusts - 2.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	879,000	886,775
4.6% 4/1/22	1,403,000	1,517,944
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,222,424
American Tower Corp. 2.8% 6/1/20	9,000,000	9,210,744
AvalonBay Communities, Inc.:
3.625% 10/1/20	1,872,000	1,998,328
4.2% 12/15/23	4,000,000	4,404,348
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	5,040,022
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,625,154
4.25% 1/15/24	3,408,000	3,692,786
Corporate Office Properties LP 5% 7/1/25	2,283,000	2,407,823
DDR Corp.:
3.625% 2/1/25	2,136,000	2,143,337
4.25% 2/1/26	1,807,000	1,895,341
4.625% 7/15/22	2,855,000	3,087,640
4.75% 4/15/18	3,691,000	3,850,938
7.5% 4/1/17	1,944,000	2,026,542
Duke Realty LP:
3.25% 6/30/26	731,000	741,539
3.625% 4/15/23	2,123,000	2,215,830
3.75% 12/1/24	1,576,000	1,656,863
3.875% 10/15/22	3,512,000	3,724,111
4.375% 6/15/22	2,340,000	2,542,906
5.95% 2/15/17	86,000	88,410
6.5% 1/15/18	2,445,000	2,627,072
Equity One, Inc.:
3.75% 11/15/22	5,500,000	5,592,769
6% 9/15/17	2,405,000	2,520,649
ERP Operating LP:
2.375% 7/1/19	2,683,000	2,748,288
4.625% 12/15/21	5,595,000	6,318,702
4.75% 7/15/20	2,827,000	3,134,648
Federal Realty Investment Trust 5.9% 4/1/20	1,046,000	1,193,535
Health Care REIT, Inc.:
2.25% 3/15/18	1,731,000	1,748,777
4% 6/1/25	3,216,000	3,381,618
4.7% 9/15/17	568,000	588,710
HRPT Properties Trust 6.25% 6/15/17	3,000,000	3,059,358
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,474,559
Omega Healthcare Investors, Inc.:
4.375% 8/1/23 (c)	6,023,000	6,007,280
4.5% 1/15/25	1,371,000	1,391,562
4.5% 4/1/27	16,195,000	16,139,143
4.95% 4/1/24	1,354,000	1,409,215
5.25% 1/15/26	5,686,000	6,011,683
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	961,813
5% 12/15/23	737,000	776,330
Simon Property Group LP 4.125% 12/1/21	2,399,000	2,659,896
Weingarten Realty Investors 3.375% 10/15/22	812,000	828,060
WP Carey, Inc. 4% 2/1/25	5,360,000	5,210,059
		131,763,531
Real Estate Management & Development - 2.0%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,271,000	4,317,234
4.1% 10/1/24	4,251,000	4,333,699
4.55% 10/1/29	4,251,000	4,387,929
4.95% 4/15/18	3,196,000	3,353,710
5.7% 5/1/17	5,000,000	5,164,495
Digital Realty Trust LP:
3.4% 10/1/20	4,915,000	5,109,088
3.95% 7/1/22	3,213,000	3,366,116
4.75% 10/1/25	3,533,000	3,796,198
5.25% 3/15/21	1,953,000	2,195,529
Essex Portfolio LP 5.5% 3/15/17	670,000	688,040
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,231,311
4.125% 6/15/22	2,007,000	2,122,200
4.4% 2/15/24	4,876,000	5,255,367
4.75% 10/1/20	4,185,000	4,569,438
5.5% 12/15/16	2,290,000	2,333,769
6.625% 10/1/17	2,673,000	2,831,667
Mack-Cali Realty LP:
2.5% 12/15/17	2,995,000	3,004,290
3.15% 5/15/23	4,988,000	4,601,979
4.5% 4/18/22	1,218,000	1,242,420
Mid-America Apartments LP:
4% 11/15/25	1,181,000	1,244,156
4.3% 10/15/23	831,000	894,099
Post Apartment Homes LP 3.375% 12/1/22	790,000	802,977
Regency Centers LP 5.875% 6/15/17	1,821,000	1,892,713
Tanger Properties LP:
3.75% 12/1/24	2,960,000	3,047,415
3.875% 12/1/23	1,792,000	1,871,724
6.125% 6/1/20	4,876,000	5,580,826
Ventas Realty LP:
1.55% 9/26/16	2,853,000	2,856,381
3.125% 6/15/23	1,289,000	1,315,177
3.5% 2/1/25	1,593,000	1,633,692
4.125% 1/15/26	1,557,000	1,674,029
4.375% 2/1/45	763,000	752,007
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	2,696,000	2,709,774
4% 4/30/19	1,357,000	1,429,977
		92,609,426

TOTAL FINANCIALS		1,114,444,531

HEALTH CARE - 2.5%
Biotechnology - 0.4%
AbbVie, Inc.:
1.75% 11/6/17	4,266,000	4,291,250
2.9% 11/6/22	4,038,000	4,117,779
3.2% 11/6/22	4,580,000	4,736,476
3.6% 5/14/25	5,737,000	6,011,624
		19,157,129
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co. 2.675% 12/15/19	1,327,000	1,364,862
Zimmer Biomet Holdings, Inc.:
1.45% 4/1/17	8,772,000	8,777,658
2% 4/1/18	9,035,000	9,110,768
		19,253,288
Health Care Providers & Services - 0.8%
Express Scripts Holding Co. 4.75% 11/15/21	4,787,000	5,369,999
HCA Holdings, Inc.:
3.75% 3/15/19	6,803,000	7,041,105
4.25% 10/15/19	11,265,000	11,743,763
4.75% 5/1/23	215,000	220,375
5.875% 3/15/22	260,000	282,750
6.5% 2/15/20	7,140,000	7,898,625
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,936,745
UnitedHealth Group, Inc. 3.35% 7/15/22	1,747,000	1,871,180
		37,364,542
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,129,000	1,129,846
2.4% 2/1/19	712,000	724,382
4.15% 2/1/24	1,093,000	1,193,377
		3,047,605
Pharmaceuticals - 0.8%
Actavis Funding SCS:
2.35% 3/12/18	11,511,000	11,667,883
3% 3/12/20	3,962,000	4,082,381
3.45% 3/15/22	6,868,000	7,135,200
Mylan N.V.:
2.5% 6/7/19 (a)	2,445,000	2,477,465
3.15% 6/15/21 (a)	5,002,000	5,079,551
Mylan, Inc. 1.35% 11/29/16	1,345,000	1,343,521
Perrigo Co. PLC:
1.3% 11/8/16	1,103,000	1,101,842
2.3% 11/8/18	1,180,000	1,190,159
Perrigo Finance PLC:
3.5% 12/15/21	1,065,000	1,096,154
4.9% 12/15/44	696,000	686,936
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,428,000	1,435,147
Zoetis, Inc.:
1.875% 2/1/18	676,000	677,982
3.25% 2/1/23	1,649,000	1,680,590
		39,654,811

TOTAL HEALTH CARE		118,477,375

INDUSTRIALS - 0.7%
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	216,282	221,429
6.795% 2/2/20	210,667	218,293
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,151,689	2,426,030
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	588,391	606,042
8.36% 1/20/19	1,951,557	2,050,306
		5,522,100
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.125% 1/15/18	2,155,000	2,144,225
2.625% 9/4/18	4,630,000	4,629,023
3.375% 6/1/21	2,523,000	2,577,295
3.75% 2/1/22	4,522,000	4,632,626
3.875% 4/1/21	4,057,000	4,178,710
4.25% 9/15/24	3,565,000	3,609,563
4.75% 3/1/20	3,519,000	3,765,330
		25,536,772

TOTAL INDUSTRIALS		31,058,872

INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21	1,394,000	1,441,158
Tyco Electronics Group SA 2.375% 12/17/18	832,000	844,315
		2,285,473
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc. 4.375% 5/13/45	10,649,000	11,610,285
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	4,703,000	4,909,358
4.9% 10/15/25 (a)	4,703,000	4,916,079
6.35% 10/15/45 (a)	4,703,000	4,671,636
		26,107,358

TOTAL INFORMATION TECHNOLOGY		28,392,831

MATERIALS - 0.8%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,935,671
4.25% 11/15/20	1,196,000	1,307,266
		5,242,937
Metals & Mining - 0.7%
Alcoa, Inc. 5.125% 10/1/24	2,956,000	2,948,610
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	1,921,000	2,022,813
6.75% 10/19/75 (a)(b)	4,773,000	5,071,313
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (a)	3,750,000	3,972,206
4.5% 8/13/23 (a)	9,000,000	9,538,029
4.875% 11/4/44 (a)	1,712,000	1,719,243
Freeport-McMoRan, Inc. 2.3% 11/14/17	2,852,000	2,802,090
Vale Overseas Ltd.:
4.375% 1/11/22	3,818,000	3,578,230
6.25% 1/23/17	3,115,000	3,186,334
		34,838,868

TOTAL MATERIALS		40,081,805

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
2.45% 6/30/20	3,187,000	3,254,086
3.6% 2/17/23	6,635,000	6,945,286
4.75% 5/15/46	3,738,000	3,831,248
4.8% 6/15/44	8,410,000	8,664,848
5.875% 10/1/19	4,711,000	5,329,498
CenturyLink, Inc.:
5.15% 6/15/17	330,000	337,425
6% 4/1/17	825,000	845,625
6.15% 9/15/19	2,305,000	2,451,944
Embarq Corp. 7.995% 6/1/36	29,008,000	29,044,260
Verizon Communications, Inc.:
5.012% 8/21/54	9,569,000	10,161,646
6.25% 4/1/37	1,380,000	1,724,252
		72,590,118
UTILITIES - 2.8%
Electric Utilities - 2.0%
American Electric Power Co., Inc. 1.65% 12/15/17	1,748,000	1,753,060
Dayton Power & Light Co. 1.875% 9/15/16	1,393,000	1,394,812
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	2,664,000	3,054,188
6.4% 9/15/20 (a)	7,513,000	8,644,638
Edison International 3.75% 9/15/17	2,401,000	2,472,134
Entergy Corp. 4% 7/15/22	4,900,000	5,260,836
Eversource Energy:
1.45% 5/1/18	1,125,000	1,126,568
2.8% 5/1/23	5,110,000	5,235,215
Exelon Corp.:
1.55% 6/9/17	934,000	935,625
3.95% 6/15/25	4,402,000	4,708,260
FirstEnergy Corp.:
2.75% 3/15/18	10,761,000	10,895,007
4.25% 3/15/23	11,729,000	12,104,774
7.375% 11/15/31	5,897,000	7,324,050
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,286,000	7,889,980
IPALCO Enterprises, Inc. 3.45% 7/15/20	7,767,000	7,883,505
LG&E and KU Energy LLC 3.75% 11/15/20	525,000	563,869
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,473,667
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,465,689
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,051,418
PG&E Corp. 2.4% 3/1/19	600,000	611,767
Progress Energy, Inc. 4.4% 1/15/21	4,274,000	4,676,149
TECO Finance, Inc. 5.15% 3/15/20	1,545,000	1,716,487
		96,241,698
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,225,593
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	1,201,000	1,214,833
2.7% 6/15/21 (a)	1,182,000	1,207,901
3.55% 6/15/26 (a)	1,891,000	1,931,161
		4,353,895
Multi-Utilities - 0.7%
Dominion Resources, Inc. 2.9311% 9/30/66 (b)	15,230,000	11,253,173
NiSource Finance Corp.:
5.45% 9/15/20	4,156,000	4,704,833
6.4% 3/15/18	1,300,000	1,407,207
Puget Energy, Inc.:
6% 9/1/21	4,807,000	5,595,151
6.5% 12/15/20	1,534,000	1,787,078
Sempra Energy 2.3% 4/1/17	4,185,000	4,219,673
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	1,426,000	1,131,360
		30,098,475

TOTAL UTILITIES		131,919,661

TOTAL NONCONVERTIBLE BONDS
(Cost $2,127,031,890)		2,179,877,690

U.S. Government and Government Agency Obligations - 13.5%
U.S. Treasury Inflation-Protected Obligations - 5.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$48,912,647	$49,265,667
1.375% 2/15/44	45,761,141	53,027,295
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	56,750,285	57,389,431
0.25% 1/15/25	49,692,801	50,499,763
0.625% 1/15/26	60,416,400	63,671,365

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		273,853,521

U.S. Treasury Obligations - 7.7%
U.S. Treasury Bonds:
3% 5/15/45 (d)(e)	73,793,000	84,893,681
3% 11/15/45	38,163,000	43,918,744
U.S. Treasury Notes:
1.25% 3/31/21	132,740,000	134,311,111
1.5% 2/28/23	99,767,000	101,263,505

TOTAL U.S. TREASURY OBLIGATIONS		364,387,041

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $609,527,353)		638,240,562

U.S. Government Agency - Mortgage Securities - 30.7%
Fannie Mae - 17.9%
1.912% 5/1/34 (b)	656,121	673,284
2.146% 9/1/33 (b)	344,146	354,072
2.15% 7/1/35 (b)	21,777	22,579
2.222% 10/1/33 (b)	450,547	470,836
2.23% 7/1/34 (b)	35,047	36,549
2.302% 6/1/36 (b)	76,935	80,575
2.414% 10/1/33 (b)	18,583	19,238
2.5% 9/1/27 to 1/1/43	20,838,823	21,470,785
2.5% 7/1/31 (c)	8,900,000	9,207,936
2.54% 6/1/42 (b)	400,081	416,902
2.557% 10/1/33 (b)	45,657	48,322
2.596% 11/1/36 (b)	620,070	652,832
2.628% 7/1/35 (b)	46,398	48,788
2.662% 2/1/36 (b)	509,968	537,763
2.695% 12/1/35 (b)	222,419	234,835
2.698% 8/1/36 (b)	1,172,727	1,243,467
2.714% 7/1/37 (b)	100,520	107,069
2.735% 5/1/36 (b)	225,384	239,924
2.819% 9/1/36 (b)	663,128	703,580
2.833% 3/1/35 (b)	28,624	30,287
2.841% 5/1/35 (b)	124,332	132,432
2.951% 11/1/40 (b)	226,840	238,468
2.98% 9/1/41 (b)	263,562	275,386
2.991% 10/1/41 (b)	122,508	128,289
3% 5/1/27 to 5/1/46	107,822,266	112,389,661
3% 7/1/31 (c)	1,000,000	1,048,335
3% 7/1/31 (c)	1,000,000	1,048,335
3% 7/1/46 (c)	900,000	933,676
3% 7/1/46 (c)	48,600,000	50,418,486
3.219% 7/1/41 (b)	402,133	422,256
3.352% 10/1/41 (b)	207,170	218,128
3.5% 10/1/25 to 5/1/46	145,084,951	154,568,547
3.5% 4/1/31	1,500,625	1,592,546
3.5% 7/1/31 (c)	1,500,000	1,589,406
3.5% 7/1/46 (c)	57,700,000	60,863,835
3.5% 7/1/46 (c)	52,800,000	55,695,156
3.557% 7/1/41 (b)	512,269	540,042
4% 11/1/31 to 2/1/46	104,895,602	113,431,490
4% 7/1/46 (c)	1,000,000	1,072,161
4% 7/1/46 (c)	50,400,000	54,036,930
4% 7/1/46 (c)	20,900,000	22,408,171
4.5% 4/1/24 to 4/1/45	60,202,588	66,386,860
4.5% 7/1/46 (c)	27,500,000	30,022,187
5% 9/1/20 to 11/1/44	29,593,917	33,017,301
5.5% 3/1/18 to 3/1/41	29,687,324	33,695,586
6% 10/1/34 to 1/1/42	7,531,083	8,708,234
6.5% 2/1/17 to 8/1/36	2,640,518	3,040,561
7% 11/1/23 to 8/1/32	644,781	747,338
7.5% 9/1/22 to 11/1/31	498,602	590,976
8% 1/1/30 to 5/1/30	9,293	11,280
8.5% 3/1/25 to 6/1/25	511	611

TOTAL FANNIE MAE		845,872,293

Freddie Mac - 8.4%
2.233% 3/1/36 (b)	100,347	104,109
2.494% 4/1/35 (b)	409,524	425,603
2.683% 1/1/35 (b)	75,902	80,280
2.917% 3/1/33 (b)	2,334	2,466
3% 10/1/28 to 8/1/45	56,998,283	59,352,958
3% 2/1/31	3,303,300	3,480,219
3% 7/1/46 (c)	12,600,000	13,057,186
3% 7/1/46 (c)	10,100,000	10,466,474
3% 7/1/46 (c)	8,800,000	9,119,304
3.035% 11/1/35 (b)	184,597	196,989
3.205% 9/1/41 (b)	283,511	297,722
3.212% 4/1/41 (b)	302,648	316,772
3.29% 6/1/41 (b)	300,502	315,820
3.433% 5/1/41 (b)	237,832	249,678
3.5% 3/1/32 to 5/1/46	162,148,493	172,563,569
3.5% 7/1/46 (c)	11,300,000	11,911,662
3.569% 10/1/35 (b)	68,959	73,451
3.634% 6/1/41 (b)	464,100	487,888
3.704% 5/1/41 (b)	384,339	404,256
4% 6/1/24 to 4/1/46	61,160,534	65,958,965
4.5% 7/1/25 to 1/1/45	29,685,136	32,621,784
5% 1/1/35 to 6/1/41	4,934,436	5,558,517
5.5% 1/1/38 to 6/1/41	8,714,459	9,902,122
6% 4/1/32 to 8/1/37	1,271,839	1,463,811
7.5% 5/1/17 to 11/1/31	56,074	66,724
8% 7/1/17 to 5/1/27	3,753	4,473
8.5% 3/1/20 to 1/1/28	14,205	16,345

TOTAL FREDDIE MAC		398,499,147

Ginnie Mae - 4.4%
3% 6/20/42 to 10/20/43	20,226,342	21,198,803
3% 7/1/46 (c)	3,370,000	3,521,675
3% 7/1/46 (c)	1,500,000	1,567,511
3% 7/1/46 (c)	1,800,000	1,881,013
3.5% 1/15/41 to 6/20/46	97,822,209	104,499,832
3.5% 7/1/46 (c)	4,800,000	5,093,302
3.5% 7/1/46 (c)	2,200,000	2,334,430
3.5% 7/1/46 (c)	2,330,000	2,472,373
4% 2/15/40 to 11/20/45	30,168,974	32,770,995
4.5% 5/15/39 to 5/20/41	22,711,195	24,956,721
5% 3/15/39 to 4/15/41	3,346,307	3,757,934
5.5% 6/15/35	1,004,237	1,161,795
6.5% 4/15/35 to 11/15/35	107,218	125,473
7% 1/15/28 to 7/15/32	1,382,045	1,651,084
7.5% 4/15/22 to 10/15/28	327,000	385,677
8% 2/15/17 to 9/15/30	21,134	25,668
8.5% 3/15/30	3,226	3,524

TOTAL GINNIE MAE		207,407,810

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,428,830,492)		1,451,779,250

Asset-Backed Securities - 1.1%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1583% 4/25/35 (b)	$234,160	$211,395
Airspeed Ltd. Series 2007-1A Class C1, 2.9421% 6/15/32 (a)(b)	2,002,788	535,746
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.5033% 12/25/33 (b)	15,276	13,907
Series 2004-R2 Class M3, 1.2783% 4/25/34 (b)	31,593	23,599
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2333% 3/25/34 (b)	16,878	14,763
Series 2004-W11 Class M2, 1.5033% 11/25/34 (b)	198,000	190,204
Series 2004-W7 Class M1, 1.2783% 5/25/34 (b)	196,721	177,609
Series 2006-W4 Class A2C, 0.6133% 5/25/36 (b)	399,404	131,305
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.271% 4/25/34 (b)	564,196	479,115
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.71% 4/20/20	5,328,000	5,358,015
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	499,731	499,772
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.586% 12/25/36 (b)	635,000	353,031
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	8,400,000	8,508,771
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.7033% 3/25/32 (b)	11,075	10,333
Series 2004-3 Class M4, 1.9083% 4/25/34 (b)	21,460	18,301
Series 2004-4 Class M2, 1.2483% 6/25/34 (b)	33,446	30,958
Series 2004-7 Class AF5, 5.868% 1/25/35	869,274	896,208
Fannie Mae Series 2004-T5 Class AB3, 1.3664% 5/28/35 (b)	13,702	11,931
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.621% 8/25/34 (b)	102,000	95,919
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.2783% 3/25/34 (b)	2,545	2,086
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	5,416,000	5,403,425
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.1883% 1/25/35 (b)	334,000	282,650
Class M4, 1.4733% 1/25/35 (b)	122,221	64,194
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0423% 2/25/47 (a)(b)	354,556	293,851
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	56,675	1,294
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.736% 8/25/33 (b)	147,117	136,915
Series 2003-5 Class A2, 1.146% 12/25/33 (b)	11,595	10,609
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.636% 1/25/37 (b)	436,000	272,645
Invitation Homes Trust Series 2015-SFR3 Class E, 4.184% 8/17/32 (a)(b)	1,446,000	1,426,865
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.9601% 12/27/29 (b)	11,851	11,752
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.746% 5/25/37 (b)	86,909	3,057
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4283% 7/25/34 (b)	11,146	10,275
Series 2006-FM1 Class A2B, 0.556% 4/25/37 (b)	29,809	29,453
Series 2006-OPT1 Class A1A, 0.9733% 6/25/35 (b)	242,905	232,977
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1333% 8/25/34 (b)	20,187	17,109
Series 2004-NC6 Class M3, 2.6283% 7/25/34 (b)	51,379	49,811
Series 2004-NC8 Class M6, 2.3283% 9/25/34 (b)	58,535	53,774
Series 2005-NC1 Class M1, 1.106% 1/25/35 (b)	77,702	69,877
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.956% 9/25/35 (b)	503,000	470,151
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.321% 9/25/34 (b)	188,000	170,293
Class M4, 2.621% 9/25/34 (b)	241,000	149,555
Series 2005-WCH1 Class M4, 1.691% 1/25/36 (b)	520,000	457,656
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2533% 4/25/33 (b)	1,796	1,506
Santander Drive Auto Receivables Trust:
Series 2014-4 Class C, 2.6% 11/16/20	2,365,000	2,392,478
Series 2015-1:
Class A3, 1.27% 2/15/19	12,161,000	12,166,590
Class C, 2.57% 4/15/21	8,000,000	8,086,226
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2483% 3/25/35 (b)	237,879	219,285
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.6025% 6/15/33 (b)	152,212	143,317
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.1783% 9/25/34 (b)	13,566	11,640
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.306% 9/25/34 (b)	10,148	9,023
TOTAL ASSET-BACKED SECURITIES
(Cost $51,439,067)		50,211,221

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.0133% 1/25/35 (b)	306,293	295,070
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.656% 5/25/47 (b)	106,294	98,314
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6233% 2/25/37 (b)	188,191	170,970
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.736% 7/25/35 (b)	274,535	263,580
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.7879% 6/10/35 (a)(b)	53,979	46,186
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (b)	7,595	7,413

TOTAL PRIVATE SPONSOR		881,533

U.S. Government Agency - 0.3%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	413,208	444,105
Series 1999-57 Class PH, 6.5% 12/25/29	361,303	417,434
Series 2002-9 Class PC, 6% 3/25/17	3,803	3,852
Freddie Mac planned amortization class Series 2500 Class TE, 5.5% 9/15/17	230,771	235,169
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (f)	5,931,291	5,956,026
Series 2007-35 Class SC, 37.5462% 6/16/37 (b)(g)	43,346	86,801
Series 2015-H21 Class JA, 2.5% 6/20/65 (f)	6,894,916	7,024,655

TOTAL U.S. GOVERNMENT AGENCY		14,168,042

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $14,818,965)		15,049,575

Commercial Mortgage Securities - 5.3%
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (b)	3,022,261	3,018,873
Series 2007-2 Class A4, 5.625% 4/10/49 (b)	4,938,225	4,977,295
Series 2007-3 Class A4, 5.5387% 6/10/49 (b)	2,023,682	2,056,978
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	6,999,626	7,102,669
Bayview Commercial Asset Trust floater:
Series 2005-4A:
Class A2, 0.8433% 1/25/36 (a)(b)	375,334	323,780
Class M1, 0.9033% 1/25/36 (a)(b)	78,533	61,547
Class M2, 0.9233% 1/25/36 (a)(b)	23,691	18,007
Class M3, 0.9533% 1/25/36 (a)(b)	34,440	25,100
Series 2007-1 Class A2, 0.7233% 3/25/37 (a)(b)	101,421	85,357
Series 2007-2A:
Class A1, 0.7233% 7/25/37 (a)(b)	110,598	92,428
Class A2, 0.7733% 7/25/37 (a)(b)	103,519	81,713
Class M2, 0.8633% 7/25/37 (a)(b)	57,511	40,644
Class M3, 0.9433% 7/25/37 (a)(b)	43,777	28,942
Series 2007-3:
Class A2, 0.7433% 7/25/37 (a)(b)	150,410	118,624
Class M1, 0.7633% 7/25/37 (a)(b)	61,618	46,691
Class M2, 0.7933% 7/25/37 (a)(b)	64,777	46,737
Class M3, 0.8233% 7/25/37 (a)(b)	141,562	92,720
Class M4, 0.9533% 7/25/37 (a)(b)	223,719	102,777
Class M5, 1.0533% 7/25/37 (a)(b)	78,228	13,640
C-BASS Trust floater Series 2006-SC1 Class A, 0.7233% 5/25/36 (a)(b)	29,792	29,118
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.4345% 12/15/27 (a)(b)	1,795,000	1,751,263
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)(b)	2,236,000	2,261,250
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	402,750	402,936
Series 2007-CD4 Class A4, 5.322% 12/11/49	12,307,326	12,436,697
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.2921% 4/15/17 (a)(b)	44,103	44,016
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (b)	10,599	10,579
Series 2007-C3 Class A4, 5.6995% 6/15/39 (b)	2,184,910	2,222,746
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	2,027,839	2,097,004
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (a)(b)(h)	154	0
CSMC Series 2015-TOWN:
Class B, 2.3345% 3/15/17 (a)(b)	870,000	849,656
Class C, 2.6845% 3/15/17 (a)(b)	848,000	823,873
Class D, 3.6345% 3/15/17 (a)(b)	1,283,000	1,248,599
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	4,550,000	4,684,933
Class CFX, 3.3822% 12/15/34 (a)(b)	3,823,000	3,867,104
Class DFX, 3.3822% 12/15/34 (a)(b)	3,240,000	3,225,073
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	12,036,500	12,267,968
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	1,743,571	1,759,595
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39	412,323	413,414
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	890,000	894,935
Class DFX, 4.4065% 11/5/30 (a)	8,320,000	8,369,376
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.0921% 4/15/27 (a)(b)	1,359,000	1,322,442
Class D, 2.6921% 4/15/27 (a)(b)	2,897,000	2,798,508
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45	2,343,497	2,341,492
Class A4, 5.552% 5/12/45	231,919	231,695
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,759,638	1,771,859
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	806,055	804,898
Series 2007-CB18 Class A4, 5.44% 6/12/47	743,161	754,453
Series 2007-CB19 Class A4, 5.6987% 2/12/49 (b)	4,822,766	4,928,107
Series 2007-LD11 Class A4, 5.7428% 6/15/49 (b)	6,664,597	6,784,446
Series 2007-LDPX Class A3, 5.42% 1/15/49	4,862,588	4,935,453
Series 2007-CB20 Class A1A, 5.746% 2/12/51	13,483,363	14,007,593
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (b)	491,041	8
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9233% 7/15/44 (b)	3,196,708	3,318,695
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	11,676,567	11,822,855
Series 2007-C2 Class A3, 5.43% 2/15/40	943,678	957,055
Series 2007-C7 Class A3, 5.866% 9/15/45	4,337,603	4,538,144
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 5.8319% 6/12/50 (b)	10,916,000	11,158,347
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (b)	330,880	332,589
Series 2007-5 Class A4, 5.378% 8/12/48	2,036,163	2,057,774
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	3,875,000	3,937,692
Series 2007-9 Class A4, 5.7% 9/12/49	5,219,152	5,428,952
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.642% 7/15/19 (a)(b)	113,478	113,422
Series 2007-XLFA:
Class D, 0.6245% 10/15/20 (a)(b)	33,977	33,979
Class E, 0.6845% 10/15/20 (a)(b)	294,000	294,015
Class F, 0.7345% 10/15/20 (a)(b)	176,000	176,009
Class G, 0.7745% 10/15/20 (a)(b)	218,000	218,011
Class H, 0.8645% 10/15/20 (a)(b)	137,000	136,528
Class J, 1.0145% 10/15/20 (a)(b)	79,407	76,789
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44	517,824	517,377
Series 2007-IQ14 Class A4, 5.692% 4/15/49	25,182,000	25,654,883
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	4,556,175	5,435,061
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	2,928,781	2,927,731
Series 2006-C29 Class A1A, 5.297% 11/15/48	2,869,579	2,896,495
Series 2007-C30 Class A5, 5.342% 12/15/43	20,930,000	21,219,418
Series 2007-C31 Class A4, 5.509% 4/15/47	6,683,397	6,779,867
Series 2007-C32 Class A3, 5.7063% 6/15/49 (b)	11,032,000	11,335,380
Series 2007-C33 Class A4, 5.9483% 2/15/51 (b)	7,255,053	7,405,208
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	1,380,980	1,378,987
Series 2006-C27 Class A1A, 5.749% 7/15/45 (b)	3,768,715	3,764,703
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $261,496,469)		252,591,577

Municipal Securities - 3.3%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$805,000	$1,220,734
6.65% 3/1/22	4,360,000	5,423,273
7.3% 10/1/39	6,270,000	9,496,040
7.5% 4/1/34	5,055,000	7,658,881
7.55% 4/1/39	6,085,000	9,618,985
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	880,000	893,904
Series 2010 C1, 7.781% 1/1/35	10,090,000	11,029,984
Series 2012 B, 5.432% 1/1/42	1,205,000	1,025,262
6.314% 1/1/44	5,300,000	4,927,887
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,848,000	1,904,771
4.95% 6/1/23	4,950,000	5,307,242
5.1% 6/1/33	43,265,000	41,580,694
Series 2010 5, 6.2% 7/1/21	2,260,000	2,471,174
Series 2010-1, 6.63% 2/1/35	12,290,000	13,089,219
Series 2010-3:
5.547% 4/1/19	120,000	128,652
6.725% 4/1/35	9,480,000	10,225,318
7.35% 7/1/35	5,540,000	6,153,056
Series 2011:
5.365% 3/1/17	140,000	143,433
5.665% 3/1/18	4,465,000	4,704,815
5.877% 3/1/19	14,325,000	15,511,826
Series 2013:
2.69% 12/1/17	1,225,000	1,237,287
3.14% 12/1/18	1,270,000	1,287,577
TOTAL MUNICIPAL SECURITIES
(Cost $152,190,171)		155,040,014

Bank Notes - 1.5%
Bank of America NA 5.3% 3/15/17	3,403,000	3,493,870
Capital One NA 1.65% 2/5/18	20,761,000	20,778,481
Discover Bank:
(Delaware) 3.2% 8/9/21	6,841,000	6,960,731
3.1% 6/4/20	6,380,000	6,526,108
8.7% 11/18/19	1,503,000	1,769,802
KeyBank NA:
2.25% 3/16/20	9,000,000	9,124,488
6.95% 2/1/28	800,000	1,035,474
Marshall & Ilsley Bank 5% 1/17/17	4,952,000	5,042,770
RBS Citizens NA 2.5% 3/14/19	2,751,000	2,790,171
Regions Bank 7.5% 5/15/18	13,237,000	14,516,952
TOTAL BANK NOTES
(Cost $70,502,591)		72,038,847
	Shares	Value

Money Market Funds - 7.2%
Fidelity Cash Central Fund, 0.43% (i)
(Cost $341,339,004)	341,339,004	341,339,004
TOTAL INVESTMENT PORTFOLIO - 109.0%
(Cost $5,057,176,002)		5,156,167,740
NET OTHER ASSETS (LIABILITIES) - (9.0)%		(426,595,407)
NET ASSETS - 100%		$4,729,572,333

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 7/1/31	$(1,000,000)	$(1,048,335)
3% 7/1/31	(1,000,000)	(1,048,335)
3% 7/1/46	(8,800,000)	(9,129,273)
3.5% 7/1/31	(1,500,000)	(1,589,406)
3.5% 7/1/46	(2,800,000)	(2,953,531)
3.5% 7/1/46	(6,300,000)	(6,645,445)
3.5% 7/1/46	(11,300,000)	(11,919,607)
3.5% 7/1/46	(54,400,000)	(57,382,888)
3.5% 7/1/46	(14,300,000)	(15,084,105)
3.5% 7/1/46	(3,300,000)	(3,480,947)
3.5% 7/1/46	(1,500,000)	(1,582,249)
4% 7/1/46	(20,900,000)	(22,408,171)
4% 7/1/46	(900,000)	(964,945)
4.5% 7/1/46	(20,900,000)	(22,816,862)

TOTAL FANNIE MAE		(158,054,099)

Ginnie Mae
3% 7/1/46	(100,000)	(104,501)
3% 7/1/46	(1,900,000)	(1,985,514)
3% 7/1/46	(1,100,000)	(1,149,508)
3% 7/1/46	(400,000)	(418,003)
3% 7/1/46	(2,300,000)	(2,403,517)
3% 7/1/46	(2,270,000)	(2,372,167)
3.5% 7/1/46	(9,300,000)	(9,868,272)
3.5% 7/1/46	(9,000,000)	(9,549,941)
4% 7/1/46	(1,000,000)	(1,069,042)

TOTAL GINNIE MAE		(28,920,465)

TOTAL TBA SALE COMMITMENTS
(Proceeds $186,457,240)		$(186,974,564)

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	USD 64,371	$(59,626)	$0	$(59,626)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	111,823	(103,587)	0	(103,587)

TOTAL CREDIT DEFAULT SWAPS						$(163,213)	$0	$(163,213)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $285,612,415 or 6.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,317,242.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $65,575.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$272,471
Total	$272,471

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,179,877,690	$--	$2,179,877,690	$--
U.S. Government and Government Agency Obligations	638,240,562	--	638,240,562	--
U.S. Government Agency - Mortgage Securities	1,451,779,250	--	1,451,779,250	--
Asset-Backed Securities	50,211,221	--	48,755,948	1,455,273
Collateralized Mortgage Obligations	15,049,575	--	15,049,575	--
Commercial Mortgage Securities	252,591,577	--	252,591,577	--
Municipal Securities	155,040,014	--	155,040,014	--
Bank Notes	72,038,847	--	72,038,847	--
Money Market Funds	341,339,004	341,339,004	--	--
Total Investments in Securities:	$5,156,167,740	$341,339,004	$4,813,373,463	$1,455,273
Derivative Instruments:
Liabilities
Swaps	$(163,213)	$--	$(163,213)	$--
Total Liabilities	$(163,213)	$--	$(163,213)	$--
Total Derivative Instruments:	$(163,213)	$--	$(163,213)	$--
Other Financial Instruments:
TBA Sale Commitments	$(186,974,564)	$--	$(186,974,564)	$--
Total Other Financial Instruments:	$(186,974,564)	$--	$(186,974,564)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(163,213)
Total Credit Risk	$0	$(163,213)
Total Value of Derivatives	$0	$(163,213)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.2%
United Kingdom	2.7%
Mexico	2.1%
Netherlands	1.7%
Luxembourg	1.1%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,715,836,998)	$4,814,828,736
Fidelity Central Funds (cost $341,339,004)	341,339,004
Total Investments (cost $5,057,176,002)		$5,156,167,740
Receivable for investments sold		98,349
Receivable for TBA sale commitments		186,457,240
Receivable for fund shares sold		49
Interest receivable		32,028,105
Distributions receivable from Fidelity Central Funds		76,904
Other receivables		685
Total assets		5,374,829,072
Liabilities
Payable for investments purchased
Regular delivery	$102,313,641
Delayed delivery	355,444,843
TBA sale commitments, at value	186,974,564
Payable for fund shares redeemed	340,965
Bi-lateral OTC swaps, at value	163,213
Other payables and accrued expenses	19,513
Total liabilities		645,256,739
Net Assets		$4,729,572,333
Net Assets consist of:
Paid in capital		$4,600,397,001
Undistributed net investment income		7,865,870
Accumulated undistributed net realized gain (loss) on investments		22,998,261
Net unrealized appreciation (depreciation) on investments		98,311,201
Net Assets, for 44,138,802 shares outstanding		$4,729,572,333
Net Asset Value, offering price and redemption price per share ($4,729,572,333 ÷ 44,138,802 shares)		$107.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016
Investment Income
Interest		$71,794,671
Income from Fidelity Central Funds		272,471
Total income		72,067,142
Expenses
Custodian fees and expenses	$37,805
Independent trustees' fees and expenses	10,423
Total expenses before reductions	48,228
Expense reductions	(15,508)	32,720
Net investment income (loss)		72,034,422
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,083,861
Swaps	51,233
Total net realized gain (loss)		25,135,094
Change in net unrealized appreciation (depreciation) on: Investment securities	172,970,732
Swaps	(41,777)
Delayed delivery commitments	(514,881)
Total change in net unrealized appreciation (depreciation)		172,414,074
Net gain (loss)		197,549,168
Net increase (decrease) in net assets resulting from operations		$269,583,590

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$72,034,422	$145,917,288
Net realized gain (loss)	25,135,094	50,400,886
Change in net unrealized appreciation (depreciation)	172,414,074	(191,259,826)
Net increase (decrease) in net assets resulting from operations	269,583,590	5,058,348
Distributions to shareholders from net investment income	(71,375,591)	(138,953,417)
Distributions to shareholders from net realized gain	(46,260,935)	(3,297,143)
Total distributions	(117,636,526)	(142,250,560)
Share transactions
Proceeds from sales of shares	15,948,934	513,825,585
Reinvestment of distributions	117,636,526	142,250,560
Cost of shares redeemed	(167,496,521)	(301,190,265)
Net increase (decrease) in net assets resulting from share transactions	(33,911,061)	354,885,880
Total increase (decrease) in net assets	118,036,003	217,693,668
Net Assets
Beginning of period	4,611,536,330	4,393,842,662
End of period	$4,729,572,333	$4,611,536,330
Other Information
Undistributed net investment income end of period	$7,865,870	$7,207,039
Shares
Sold	151,612	4,808,405
Issued in reinvestment of distributions	1,128,171	1,342,876
Redeemed	(1,606,015)	(2,865,332)
Net increase (decrease)	(326,232)	3,285,949

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity VIP Investment Grade Central Fund

	Six months endedJune 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$103.71	$106.70	$103.29	$108.89	$107.64	$105.18
Income from Investment Operations
Net investment income (loss)A	1.641	3.292	3.178	2.829	3.111	3.817
Net realized and unrealized gain (loss)	4.494	(3.071)	3.336	(4.398)	3.442	4.385
Total from investment operations	6.135	.221	6.514	(1.569)	6.553	8.202
Distributions from net investment income	(1.626)	(3.137)	(3.104)	(2.826)	(3.056)	(3.851)
Distributions from net realized gain	(1.069)	(.074)	–	(1.205)	(2.247)	(1.891)
Total distributions	(2.695)	(3.211)	(3.104)	(4.031)	(5.303)	(5.742)
Net asset value, end of period	$107.15	$103.71	$106.70	$103.29	$108.89	$107.64
Total ReturnB,C	6.01%	.18%	6.37%	(1.46)%	6.16%	7.96%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	3.15%G	3.11%	3.01%	2.68%	2.84%	3.57%
Supplemental Data
Net assets, end of period (000 omitted)	$4,729,572	$4,611,536	$4,393,843	$3,945,749	$4,252,424	$3,790,381
Portfolio turnover rateH	119%G	248%	151%	333%	291%	302%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2016

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$151,739,839
Gross unrealized depreciation	(47,787,322)
Net unrealized appreciation (depreciation) on securities	$103,952,517
Tax cost	$5,052,215,223

The Fund elected to defer to its next fiscal year approximately $1,558,662 of capital losses recognized during the period November 1, 2015 to December 31, 2015.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$51,233	$(41,777)
Total Credit Risk	$51,233	$(41,777)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $244,590,807 and $578,742,592, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $60,878.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $10,423.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,085.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	8.5%
VIP Asset Manager: Growth Portfolio	0.8%
VIP Balanced Portfolio	20.5%
VIP Investment Grade Bond Portfolio	70.2%

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of June 30, 2016, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 2016 and for the year ended December 31, 2015, and the financial highlights for the six months ended June 30, 2016 and for each of the five years in the period ended December 31, 2015. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of June 30, 2016, the results of its operations for the six-months then ended, the changes in its net assets for the six months ended June 30, 2016 and for the year ended December 31, 2015, and the financial highlights for the six months ended June 30, 2016 and for each of the five years in the period ended December 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 22, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Actual	.0017%	$1,000.00	$1,060.10	$.01
Hypothetical-C		$1,000.00	$1,024.85	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

VIGC-SANN-0816
1.831205.110

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey President and Treasurer

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey President and Treasurer

Date:	August 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III Chief Financial Officer

Date:	August 26, 2016